UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                    FORM N-Q


                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY




Investment Company Act file number:                 811-7412

Exact name of registrant as specified in charter:   Delaware Investments Arizona
                                                    Municipal Income Fund, Inc.

Address of principal executive offices:             2005 Market Street
                                                    Philadelphia, PA 19103

Name and address of agent for service:              David F. Connor, Esq.
                                                    2005 Market Street
                                                    Philadelphia, PA 19103

Registrant's telephone number, including area code: (800) 523-1918

Date of fiscal year end:                            March 31

Date of reporting period:                           June 30, 2006

Item 1. Schedule of Investments (Unaudited)
Schedule of Investments (Unaudited)


Delaware Investments Arizona Municipal Income Fund, Inc.
________________________________________________________


June 30, 2006



                                                                                                           Principal      Market
                                                                                                           Amount         Value
Municipal Bonds- 153.13%

Education Revenue Bonds - 14.52%
Arizona State University Certificates of Participation (Research Infrastructure Project)
     5.00% 9/1/30 (AMBAC)                                                                                  $1,000,000     $1,017,040
Arizona Student Loan Acquisition Authority Revenue Series A-1 5.90% 5/1/24 (AMT)                            1,500,000      1,573,020
Coconino County Unified School District #8 (Aid Revenue Project of 2004)
     Series A 5.00% 7/1/15 (MBIA)                                                                           1,000,000      1,054,940
Northern Arizona University Certificates of Participation (Northern Arizona University Research Project)
     5.00% 9/1/30 (AMBAC)                                                                                   1,000,000      1,019,460
South Campus Group Student Housing Revenue (Arizona State University South Campus Project)
     5.625% 9/1/35 (MBIA)                                                                                   1,000,000      1,068,730
University of Arizona Certificates of Participation (University of Arizona Project)
     Series B 5.125% 6/1/22 (AMBAC)                                                                           500,000        515,070
                                                                                                                             _______

                                                                                                                           6,248,260
                                                                                                                           _________
Electric Revenue Bonds - 6.53%
Salt River Project Agricultural Improvement & Power District Electric System Revenue
     (Salt River Project)
     Series A 5.00% 1/1/31                                                                                  1,500,000      1,528,755
     Series B 5.00% 1/1/25                                                                                  1,250,000      1,280,650
                                                                                                                           _________

                                                                                                                           2,809,405
                                                                                                                           _________
Escrowed to Maturity Bonds - 11.10%
Puerto Rico Commonwealth Infrastructure Financing Authority Series A 5.50% 10/1/40                          4,500,000      4,773,194
                                                                                                                           _________

                                                                                                                           4,773,194
                                                                                                                           _________
Health Care Revenue Bonds - 19.09%
Maricopa County Industrial Development Authority Health Facilities Revenue
     (Catholic Healthcare West) Series A 5.50% 7/1/26                                                         430,000        447,342
     (Mayo Clinic Hospital)
     5.00% 11/15/36                                                                                           750,000        761,348
     5.25% 11/15/37                                                                                         2,000,000      2,052,960
Mohave County Industrial Development Authority (Chris/Silver Ridge)
     6.375% 11/1/31 (GNMA)                                                                                    260,000        268,130
Show Low Industrial Development Authority Hospital Revenue (Navapache Regional Medical Center)
     Series A 5.50% 12/1/17 (ACA)                                                                           1,600,000      1,637,696
University Medical Center Corporation Arizona Hospital Revenue 5.00% 7/1/33                                 1,000,000        978,960
Yavapai County Industrial Development Authority (Yavapai Regional Medical Center)
     Series A 5.25% 8/1/21 (RADIAN)                                                                         2,000,000      2,063,740
                                                                                                                           _________

                                                                                                                           8,210,176
                                                                                                                           _________
Housing Revenue Bonds - 2.26%
Phoenix Industrial Development Authority Single Family Statewide
     Series A 5.35% 6/1/20 (GNMA) (FNMA) (FHLMC) (AMT)                                                        465,000        470,850
     Series C 5.30% 4/1/20 (GNMA) (FNMA) (FHLMC) (AMT)                                                        425,000        427,988
Pima County Industrial Development Authority Single Family Mortgage Revenue
     Series A-1 6.125% 11/1/33 (GNMA) (FNMA) (FHLMC) (AMT)                                                     70,000         71,014
                                                                                                                              ______

                                                                                                                             969,852
                                                                                                                            ________
Lease Revenue Bonds - 10.93%
Greater Arizona Development Authority Infrastructure Revenue
     Series A 5.00% 8/1/22 (MBIA)                                                                             500,000        517,515
Nogales Development Authority Municipal Facilities Revenue 5.00% 6/1/30 (AMBAC)                               500,000        510,260
Phoenix Civic Improvement Corporation Excise Tax Senior Lien (Municipal Courthouse Project)
     Series A 5.25% 7/1/24                                                                                  1,000,000      1,038,730
Prescott Valley Municipal Property Corporation 5.00% 1/1/27 (FGIC)                                            500,000        509,300
Tucson Certificates of Participation 5.60% 7/1/11                                                           1,100,000      1,115,400
Yuma Municipal Property Corporation 5.00% 7/1/25 (AMBAC)                                                    1,000,000      1,012,280
                                                                                                                           _________

                                                                                                                           4,703,485
                                                                                                                           _________
Local General Obligation Bonds - 17.54%
Maricopa County School District#6
     (Washington Elementary School Improvement Project of 2001)



     Series B 5.00% 7/1/17 (FSA)                                                                            1,000,000      1,061,750
     (Washington Elementary)
     Series A 5.375% 7/1/13 (FSA)                                                                           3,000,000      3,233,640
Maricopa County School District #38 (Madison Elementary)
     5.00% 7/1/13 (FSA)                                                                                     1,250,000      1,319,050
     5.00% 7/1/14 (FSA)                                                                                       825,000        873,782
Tempe Union High School District #213 5.00% 7/1/14 (FSA)                                                    1,000,000      1,059,130
                                                                                                                           _________

                                                                                                                           7,547,352
                                                                                                                           _________
$ Pre-Refunded Bonds - 25.77%
Arizona School Facilities Board Certificates of Participation
     Series B 5.25% 9/1/19-14 (FSA)                                                                         1,000,000      1,078,950
Arizona School Facilities Board Revenue (State School Improvement)
     Series 2001 5.00% 7/1/19-11                                                                            2,000,000      2,094,940
Arizona State Transportation Board Highway Revenue Refunding 5.75% 7/1/18-09                                2,350,000      2,473,774
Arizona Water Infrastructure Finance Authority Revenue Water Quality
     Series A 5.05% 10/1/20-11                                                                              1,500,000      1,577,130
Oro Valley Municipal Property Corporation Excise Tax 5.00% 7/1/20-11 (FGIC)                                 1,000,000      1,030,550
Puerto Rico Commonwealth Public Improvement Series A 5.125% 7/1/31-11                                         250,000        263,855
Scottsdale Industrial Development Authority Hospital Revenue (Scottsdale Healthcare)
     5.80% 12/1/31-11                                                                                       1,000,000      1,092,040
Southern Arizona Capital Facilities Finance Corporation (University of Arizona Project)
     5.00% 9/1/23-12 (MBIA)                                                                                 1,150,000      1,212,779
Yuma Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)
     5.00% 8/1/31-11 (FSA)                                                                                    250,000        264,053
                                                                                                                             _______

                                                                                                                          11,088,071
                                                                                                                          __________
Special Tax Revenue Bonds - 28.41%
Arizona Tourism & Sports Authority Tax Revenue Multipurpose Stadium Facilities
     Series A 5.00% 7/1/31 (MBIA)                                                                           1,000,000      1,018,620
Glendale Municipal Property Corporation Series A 5.00% 7/1/33 (AMBAC)                                       2,000,000      2,037,240
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Refunding
     Series D 5.00% 7/1/32 (FSA)                                                                            8,500,000      8,660,905
San Luis Civic Improvement Corporation Municipal Facilities Excise Tax Revenue
     5.00% 7/1/38 (XLCA)                                                                                      500,000        507,425
                                                                                                                             _______

                                                                                                                          12,224,190
                                                                                                                          __________

State General Obligation Bonds - 4.29%
Puerto Rico Commonwealth Public Improvement Series A 5.125% 7/1/31                                            500,000        502,845
Virgin Islands Public Finance Authority Revenue (Gross Receipts Tax)
     Series A 6.125% 10/1/29 (ACA)                                                                          1,250,000      1,344,100
                                                                                                                           _________

                                                                                                                           1,846,945
                                                                                                                           _________
Transportation Revenue Bonds - 7.12%
Phoenix Civic Improvement Corporation Airport Revenue
     Senior Lien Series A 5.00% 7/1/25 (FSA)                                                                1,000,000      1,016,110
     Series B 5.25% 7/1/27 (FGIC) (AMT)                                                                     2,000,000      2,046,460
                                                                                                                           _________

                                                                                                                           3,062,570
                                                                                                                           _________
Water & Sewer Revenue Bonds - 5.57%
Phoenix Civic Improvement Corporation Wastewater Systems Revenue Junior Lien
     5.00% 7/1/24 (FGIC)                                                                                    1,590,000      1,627,540
     5.00% 7/1/26 (FGIC)                                                                                      750,000        768,150
                                                                                                                             _______

                                                                                                                           2,395,690
                                                                                                                           _________

Total Municipal Bonds (cost $63,838,360)                                                                                  65,879,190
                                                                                                                          __________

Total Market Value of Securities - 153.13%
     (cost $63,838,360)                                                                                                   65,879,190

Receivables and Other Assets Net of Liabilities (See Notes) - 4.98%                                                        2,141,352

Liquidation Value of Preferred Stock - (58.11%)                                                                         (25,000,000)
                                                                                                                        ____________

Net Assets Applicable to 2,982,200 Shares Outstanding - 100.00%                                                          $43,020,542
                                                                                                                         ___________


$ Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated
maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."


Summary of Abbreviations:

ACA - Insured by American Capital Access
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company

FHLMC - Insured by the Federal Home Loan Mortgage Corporation
FNMA - Insured by Federal National Mortgage Association
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance
XLCA - Insured by XL Capital Assurance
________________________________________________________________________________


                                     Notes


1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Investments Arizona Municipal Income Fund, Inc. (the "Fund").

Security Valuation - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Directors. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, annually. In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.


2. Investments

At June 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

                                     Cost of investments       $63,842,320
                                                               ___________

Aggregate unrealized appreciation          2,351,544

Aggregate unrealized depreciation           (314,674)
                                       _____________

Net unrealized appreciation              $ 2,036,870
                                         ___________


For federal income tax purposes, at March 31, 2006, capital loss carryforwards of $30,981 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $30,981 expires in 2014.

3. Credit and Market Risk

The Fund uses leverage in the form of preferred shares. Leveraging may result in a higher degree of volatility because the Fund's net asset value could be more sensitive to fluctuations in short-term interest rates and changes in market value of portfolio securities attributable to the leverage.

The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax tax-exempt investments. Such securities are identified on the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Directors has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At June 30, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.



Item 2. Controls and Procedures.

     The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                   SIGNATURES
                                   __________

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Delaware Investments Arizona Municipal Income Fund, Inc.



/s/ Patrick P. Coyne
_____________________

By: Patrick P. Coyne
Title: Chief Executive Officer
Date: August 30, 2006



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Patrick P. Coyne
_____________________

By: Patrick P. Coyne
Title: Chief Executive Officer
Date: August 30, 2006


/s/ Michael P. Bishof
_____________________

By: Michael P. Bishof
Title: Chief Financial Officer
Date: August 30, 2006